Preferred and Common Stock	6 Months Ended
Jun. 30, 2016
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 9: PREFERRED AND COMMON STOCK

Issuances to Employees and Exercise of Options
During both the six month periods ended June 30, 2016 and 2015, no options were exercised, pursuant to the stock plan approved by the Board of Directors.

On December 11, 2015, pursuant to the stock plan approved by the Board of Directors, Navios Holdings granted to its employees 2,540,000 shares of restricted common stock, and 1,000,000 stock options.

Vested, Surrendered and Forfeited
During the six month periods ended June 30, 2016 and 2015, 21,301 and 15,000 restricted stock units, respectively, issued to the Company's employees vested.

During the six month periods ended June 30, 2016 and 2015, 2,850 and 2,223 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Cumulative Perpetual Preferred Stock

The Company's 2,000,000 American Depositary Shares, Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G”) and the 4,800,000 American Depositary Shares, Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H”) are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Conversion of Preferred Stock

        During the six month period ended June 30, 2016, there were no conversions of preferred stock. During the six month period ended June 30, 2015, 840 shares of convertible preferred stock were automatically converted into 840,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms, which provided that five years after the issuance date of the convertible preferred stock, 30% of the then-outstanding shares of preferred stock shall automatically convert into shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $10.00 per share of common stock.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of June 30, 2016 were $7,340.

Navios Holdings had outstanding as of June 30, 2016 and December 31, 2015, 109,538,620 and 110,468,753 shares of common stock, respectively, and 73,935 (20,000 Series G, 48,000 Series H and 5,935 shares of convertible preferred stock) as of both June 30, 2016 and December 31, 2015.

Acquisition of Treasury Stock

In November 2015, the Board of Directors approved a share repurchase program for up to $25,000 of the Navios Holdings' common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act. Repurchases were subject to restrictions under the terms of the Company's credit facilities and indenture. The program did not require any minimum purchase or any specific number or amount of shares and could be suspended or reinstated at any time in the Company's discretion and without notice. In particular, Navios Holdings, pursuant to the terms of its Series G and Series H, may not redeem, repurchase or otherwise acquire its common stock or preferred shares, including the Series G and Series H (other than through an offer made to all holders of Series G and Series H) unless full cumulative dividends on Series G and Series H, when payable, have been paid. In total, up until February 2016, 1,147,908 shares were repurchased under this program, for a total consideration of $1,071. Since that time, this program has been suspended by the Company.